CURRENT AND DEFERRED TAXES (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Aggregate deferred taxation of components of other comprehensive income	$ 1,298	$ (2,555)	$ (33,774)